Financing Expenses (Income), Net	12 Months Ended
Dec. 31, 2018
Financing Expenses (Income), Net [Abstract]
FINANCING EXPENSES (INCOME), NET

NOTE 18—FINANCING EXPENSES (INCOME), NET

	Year ended December 31
	2016	2017	2018
	NIS in thousands
Financing expenses:
Financing expenses arising from liability to the IIA	129	273	138
Bank and other fees	61	32	57
Other financing expenses	-	75	30
Exchange rate differences	251	-	-
Total financing expenses	441	380	225
Financing income:
Remeasurement of financial instruments	-	35	891
Exchange rate differences	(93)	218	759
Total financing income	(93)	(253)	(1,650)
Financing expenses (income), net	348	127	(1,425)